Unpaid Loss and Loss Adjustment Expense ("LAE")	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Unpaid Loss and Loss Adjustment Expense
Unpaid Loss and Loss Adjustment Expense ("LAE")

7. Unpaid Loss and Loss Adjustment Expense

The following table presents the activity in the liability for unpaid loss and loss adjustment expense ("LAE") for the nine months ended September 30, 2020 and 2019 ($ in millions):

	Nine Months Ended September 30,
	2020	2019
Unpaid loss and LAE at beginning of period	$28.2	$13.1
Less: Reinsurance recoverable at beginning of period (1)	18.5	11.3
Net unpaid loss and LAE at beginning of period	9.7	1.8
Add: Incurred loss and LAE, net of reinsurance, related to:
Current year	44.1	32.2
Prior years	1.3	(1.8)
Total incurred	45.4	30.4
Deduct: Paid loss and LAE, net of reinsurance, related to:
Current year	36.4	36.0
Prior years	11.0	(12.0)
Total paid	47.4	24.0
Unpaid loss and LAE, net of reinsurance recoverable, at end of period	7.7	8.2
Reinsurance recoverable at end of period (1)	32.0	16.4
Unpaid loss and LAE, gross of reinsurance recoverable, at end of period	$39.7	$24.6
(1)	Reinsurance recoverable in this table includes only ceded unpaid loss and LAE

Unpaid loss and LAE includes anticipated salvage and subrogation recoverable.

Considerable variability is inherent in the estimate of the reserve for losses and LAE. Although management believes the liability recorded for losses and LAE is adequate, the variability inherent in this estimate could result in changes to the ultimate liability, which may be material to stockholders’ equity. Additional variability exists due to accident year allocations of ceded amounts in accordance with reinsurance agreements, which is not expected to result in any changes to the ultimate liability. The Company had unfavorable development on net loss and LAE reserves of $1.3 million for the nine months ended September 30, 2020 and favorable development on net loss and LAE reserves of $1.8 million for the nine months ended September 30, 2019. No additional premiums or returned premiums have been accrued as a result of prior year effects.

As of July 1, 2020, the Company entered into proportional reinsurance contracts which cover all of the Company’s products and geographies, and transfer, or “cede,” 75% of the premium to reinsurers ("Proportional Reinsurance Contracts"). In exchange, these reinsurers pay a ceding commission of 25% for every dollar ceded, in addition to funding all of the corresponding claims, or 75% of all claims. The Company opted to manage the remaining 25% of the business with alternative forms of reinsurance through non-proportional reinsurance contracts ("Non-Proportional Reinsurance Contracts"). Roughly three quarters of the Proportional Reinsurance Contracts run for a three-year term, expiring June 30, 2023, while the remainder has a one-year term, expiring June 30, 2021. The Company’s Non-Proportional Reinsurance Contracts are likewise effective as of July 1, 2020, and have a one-year term. If the Company is unable to renegotiate, at the same or more favorable terms, the Proportional Reinsurance Contracts or the Non-Proportional Reinsurance Contracts when each expires, such changes could have an adverse impact on our business model.

12. Unpaid Loss and Loss Adjustment Expense (“LAE”)

The following table presents the activity in the liability for unpaid loss and LAE in 2018 and 2019 ($ in millions):

	December 31,
	2018	2019
Unpaid loss and LAE as of January 1	$2.1	$13.1
Less: Reinsurance recoverable(1)	2.0	11.3
Net unpaid loss and LAE as of January 1	0.1	1.8
Add: Incurred losses and LAE, net of reinsurance, related to:
Current year	15.2	47.3
Prior years	—	(1.5)
Total incurred	15.2	45.8
Deduct: Paid losses and LAE, net of reinsurance, related to:
Current year	13.4	37.7
Prior years	0.1	0.2
Total paid	13.5	37.9
Unpaid loss and LAE, net of reinsurance recoverable, as of December 31	1.8	9.7
Reinsurance recoverable as of December 31(1)	11.3	18.5
Unpaid loss and LAE, gross of reinsurance recoverable, as of December 31	$13.1	$28.2
(1)	Reinsurance recoverable in this table includes only ceded unpaid loss and LAE

Unpaid loss and LAE includes anticipated salvage and subrogation recoverable.

The foregoing reconciliation shows insignificant development of unpaid loss and LAE reserves for the prior year losses incurred in the year ended December 31, 2018 and $1.5 million of favorable development for the prior year losses incurred in the year ended December 31, 2019. No additional premium or returned premium have been accrued as a result of prior year effects.

The Company compiles and aggregates its claims data by grouping the claims according to the year in which the claim occurred (Accident Year) when analyzing claim payment and emergence patterns and trends over time. For the purpose of defining claims frequency, the number of reported claims is by loss occurrence and includes claims that do not result in a liability or payment associated with them.

The following is information about incurred and paid loss development as of December 31, 2019, net of reinsurance, as well as cumulative claim frequency and the total of IBNR liabilities included within the net incurred loss amounts. The information about incurred and paid claims development for the years ended prior to December 31, 2019, is presented as unaudited supplementary information.

Incurred loss and allocated loss adjustment expense (“ALAE”), net of reinsurance

The following table presents incurred loss and ALAE, net of reinsurance, as well as IBNR loss reserves and the number of reported claims ($ in millions, except for number of claims):

					December 31, 2019
						Cumulative
	December 31,					Number of
	2016	2017	2018	2019	IBNR	Reported Claims
	(unaudited)	(unaudited)	(unaudited)
Accident Year
2016	$—	$—	$—	$—	$—	8
2017	—	1.7	1.7	1.7	—	1,758
2018	—	—	15.0	13.5	0.1	10,522
2019	—	—	—	46.0	3.8	18,364
Total incurred losses and allocated loss adjustment expenses, net				$61.2	$3.9	30,652

Amounts in accident year 2016 for the year ended December 31, 2016, 2017, 2018, and 2019 were less than $0.1 million, respectively. IBNR as of December 31, 2019 for accident year 2016 and 2017 was less than $0.1 million.

Cumulative paid loss and ALAE, net of reinsurance

The following table presents cumulative paid loss and ALAE, net of reinsurance ($ in millions):

	December 31,
	2016	2017	2018	2019
	(unaudited)	(unaudited)	(unaudited)
Accident Year
2016	$—	$—	$—	$—
2017		1.6	1.7	1.7
2018		—	13.2	13.4
2019				36.4
Total paid losses and ALAE, net				$51.5
Total unpaid loss and ALAE reserves, net				$9.7
Ceded unpaid loss and LAE				18.5
Gross unpaid loss and LAE				$28.2

Cumulative paid loss and ALAE net of reinsurance related to accident year 2016 were less than $0.1 million during the years ended December 31, 2016, 2017, 2018, and 2019, respectively.

The reconciliation of the net incurred and paid loss information in the loss reserve rollforward table and development tables with respect to the current accident year is as follows ($ in millions):

	2019 ‑ Current		2019 ‑ Prior
	Accident Year		Accident Year
	Incurred	Paid	Incurred	Paid
Rollforward table	$47.3	$37.7	$(1.5)	$0.2
Development table	46.0	36.4	(1.5)	0.2
Variance	$1.3	$1.3	$—	$—
Unallocated loss adjustment expense	$1.3	$1.3

Average annual percentage payout of accident year incurred claims by age, net of reinsurance (unaudited supplementary information)

Years	1	2	3
Property & Casualty	91%	9%	0%